Subsequent Events (FY) (Details) - USD ($)	Jul. 01, 2025	Feb. 14, 2025	Jan. 21, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Sales of agreement amount (in Dollars)	$ 140,000
Subsequent Event [Member] | Alliance Global Partners [Member]
Subsequent Events [Line Items]
maximum aggregate amount (in Dollars)		$ 5,489,399
Subsequent Event [Member] | Sales Agreement (the "ATM Sales") [Member]
Subsequent Events [Line Items]
Sales of agreement amount (in Dollars)		$ 5,489,371
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price at initial price			$ 0.75
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price at initial price			$ 3.75
Common Class B [Member]
Subsequent Events [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value		$ 0.0001